MANAGEMENT'S PLANS (Details) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2016	Mar. 15, 2017	Dec. 31, 2016	Dec. 31, 2015
Approximate cash position			$ 2,360,000
Approximate monthly expenditures			330,000
Term of agreement with institutional investor	36 months
Registering shares of common stock	5,000,000
Net cash provided by financing activities			$ 1,553,190	$ 4,315,000
Maximum [Member]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)	$ 20,000,000
Subsequent Event [Member]
Net cash provided by financing activities		$ 1,072,160
Subsequent Event [Member] | Remaining Available Amount [Member]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)		$ 17,374,650